Goodwill, Intangible assets, net, Crypto intangible assets, net and Other digital assets, net	6 Months Ended
Jun. 30, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Intangible assets, net, Crypto intangible assets, net and Other digital assets, net
6.
Goodwill, Intangible assets, net, Crypto intangible assets, net and Other digital assets, net

During the six months ended June 30, 2026 and 2025, our business combinations generated $140.3 million and $6.3 million of goodwill, respectively, which was primarily attributable to expected synergies and potential monetization opportunities, see Note 4 for more information.

The following table sets forth the major categories of the intangible assets at June 30, 2026:

	June 30, 2026	December 31, 2025
In-development intangible asset, net	$12,751	$8,216

Software	$39,237	$39,220
Less—Accumulated amortization for Software	(4,326)	(2,668)
Software, net	$34,911	$36,552

Developed technology	120,386	84,127
Less—Accumulated amortization for Developed technology	(7,701)	(3,366)
Developed technology, net	$112,685	$80,761

Customer contracts and related relationships	186,914	106,118
Less—Accumulated amortization for Customer contracts and related relationships	(14,692)	(2,716)
Customer contracts and related relationships, net	$172,222	$103,402

Patents and trademarks	28,993	10,400
Less—Accumulated amortization for Patents and trademarks	(1,381)	(526)
Patents and trademarks, net	$27,612	$9,874

Recruitment database	492	492
Less—Accumulated amortization for Recruitment database	(178)	(96)
Recruitment database, net	$314	$396

Intangible assets, net	$360,495	$239,201

The following table sets forth crypto intangible assets and other digital assets at June 30, 2026:

	June 30, 2026	December 31, 2025
Crypto intangible assets, net	$105	$103

Other digital assets	14,132	79,719
Less—Impairment charge for Other digital assets	(5,575)	(63,345)
Other digital assets, net	$8,557	$16,374

Amortization expense for software for the six months ended June 30, 2026 and 2025 was $19.6 million and $1.4 million respectively. The Company has not commenced amortizing the in-development intangible asset as it not yet ready for its intended use.

As of June 30, 2026, expected amortization expense for intangible assets over its remaining life is as follows:

Remainder of 2026	$26,887
2027	53,687
2028	53,406
2029	53,311
2030	52,522
Thereafter	107,931
$347,744